Property, Plant and Equipment net (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of Property, Plant and Equipment
	Plant and machinery	Equipment	Autonomous special vehicles	Total

Purchase price	€1,431	€7,789	€-	€9,220
Cumulative depreciation	(328)	(1,621)	-	(1,949)
At January 1, 2022	1,103	6,168	-	7,271
Investments	-	6,176	-	6,176
Depreciation	(286)	(2,239)	-	(2,525)
At December 31, 2022	817	10,105		10,922
Investments	-	-	36,000	36,000
Depreciation	(276)	(2,916)	(4,650)	(7,842)
At December 31, 2023	€541	€7,189	€31,350	€39,080

Purchase price	€1,431	€13,965	€36,000	€51,396
Cumulative depreciation	(890)	(6,776)	(4,650)	(12,316)
At December 31, 2023	€541	€7,189	€31,350	€39,080